Schedule I - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	$ 81,795	$ 50,094	$ 37,731
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of available-for-sale investment		(1,071)	(3,400)
Net cash used in investing activity	(25,058)	(55,497)	(45,468)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share options exercised by employees		1,489
Loan to optionees in connection with exercise of options		(1,557)
Repayment of loan to optionees in connection with exercise of options	135	193	199
Capital contribution from noncontrolling interests	29	89	12,236
Loan repayments	24,092	22,190	15,550
Dividends paid to shareholders		(14,949)	(14,839)
Net cash provided by (used in) financing activities	(24,219)	(3,302)	33,295
Net increase (decrease) in cash and cash equivalents and restricted cash	23,773	(12,819)	26,157
Cash and cash equivalents and restricted cash at beginning of the year	82,562	95,381	69,224
Cash and cash equivalents and restricted cash at end of the year	106,335	82,562	95,381
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	18,025	(9,575)	4,383
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of available-for-sale investment			(911)
Net cash used in investing activity			(911)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share options exercised by employees		1,489
Loan to optionees in connection with exercise of options		(1,558)
Repayment of loan to optionees in connection with exercise of options	135	193	199
Capital contribution from noncontrolling interests		29	1,090
New short-term loans drawn down		20,573	14,414
Loan repayments	(19,000)
Dividends paid to shareholders		(14,949)	(14,839)
Net cash provided by (used in) financing activities	(18,865)	5,777	864
Net increase (decrease) in cash and cash equivalents and restricted cash	(840)	(3,798)	4,336
Cash and cash equivalents and restricted cash at beginning of the year	2,223	6,021	1,685
Cash and cash equivalents and restricted cash at end of the year	$ 1,383	$ 2,223	$ 6,021